Leases (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Lessee, Lease, Description [Line Items]
Remaining lease term			5 years
Right-of-use assets - operating leases decreases	$ 4,300		$ 4,300
Lease Liability	4,500		4,500
Notes payable, current	6,985		6,985		$ 6,349	$ 965
Notes payable, non-current	23,228		23,228		124,079	$ 79,510
Payment for purchase and leaseback agreements	1,400	$ 1,000	4,100	$ 1,200
Interest expense on purchase and leaseback agreement	600	$ 500	1,800	$ 700	1,400
Minimum cash balance			22,500		22,500
Operating Lease Right Of Use Asset Increase							$ 10,100
Payment For Financing Lease					2,500
Sale and Leaseback Transactions Member
Lessee, Lease, Description [Line Items]
Notes payable	34,700		34,700		34,700
Notes payable, current	5,900		5,900		5,500
Notes payable, non-current	$ 22,600		$ 22,600		$ 27,100
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term			7 years